Financial Instruments And Fair Value Measurements (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016
Fair Value Assets and Liabilities Measured on Recurring and Non-recurring Basis [Line Items]
Impairment loss, gain/loss from sale of vessel owning companies and other		$ (300)	$ (45,945)
Number of interest rate swaps agreements		0		0
Reclassification of losses on previously designated cash flow hedges associated with capitalized interest to Depreciation and amortization		$ 0	(110)
Assets held for sale
Fair Value Assets and Liabilities Measured on Recurring and Non-recurring Basis [Line Items]
Impairment loss, gain/loss from sale of vessel owning companies and other			(18,266)
Cash flow hedge realized
Fair Value Assets and Liabilities Measured on Recurring and Non-recurring Basis [Line Items]
Reclassification of losses on previously designated cash flow hedges associated with capitalized interest to Depreciation and amortization		$ 0	$ (110)
Rangiroa, Negonego and Fakarava
Fair Value Assets and Liabilities Measured on Recurring and Non-recurring Basis [Line Items]
Impairment loss, gain/loss from sale of vessel owning companies and other	$ (23,018)